Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

5. Inventories

Inventories consisted of the following:

	December 31,
	2011	2010
New vehicles	$1,051,120	$988,651
Used vehicles	441,655	354,902
Parts, accessories and other	79,793	73,014

Total inventories	$1,572,568	$1,416,567

The Company receives credits from certain vehicle manufacturers that reduce cost of sales when the vehicles are sold. Such credits amounted to $28,624, $25,644, and $29,439 during the years ended December 31, 2011, 2010, and 2009, respectively.